UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21137

Nuveen Quality Preferred Income Fund 2

(Exact name of registrant as specified in charter)

   333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
   333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	4/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Quality Preferred Income Fund 2 (JPS)
April 30, 2013

Shares	Description (1)				Value
	Common Stocks - 1.2% (0.8% of Total Investments)
	Real Estate Investment Trust - 1.2%
321,594	Hospitality Properties Trust				$ 8,650,878
196,229	Public Storage, Inc.				5,194,182
	Total Real Estate Investment Trust				13,845,060
	Total Common Stocks (cost $12,848,721)				13,845,060

Shares	Description (1)	Coupon		Ratings (2)	Value
	$25 Par (or similar) Retail Structures - 49.4% (35.7% of Total Investments)
	Capital Markets - 5.5%
369,996	Ameriprise Financial, Inc.	7.750%		A	$ 10,259,989
91,230	Deutsche Bank Capital Funding Trust I	7.350%		BBB	2,366,506
1,284,535	Deutsche Bank Capital Funding Trust II	6.550%		BBB	34,990,731
13,800	Deutsche Bank Capital Funding Trust IX	6.625%		BBB	353,280
91,791	Deutsche Bank Capital Funding Trust VIII	6.375%		BBB	2,325,984
256,400	Deutsche Bank Contingent Capital Trust III	7.600%		BBB	7,256,120
40,000	Deutsche Bank Contingent Capital Trust V	8.050%		BBB	1,170,800
70,214	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%		Baa3	1,753,946
5,200	Goldman Sachs Group Inc., Series GSC-4 Class A (PPLUS)	6.000%		Baa3	131,300
3,090	Morgan Stanley Capital Trust III	6.250%		BB+	78,486
2,800	Morgan Stanley Capital Trust V	5.750%		Ba1	70,560
180,800	State Street Corporation	5.250%		BBB+	4,606,784
	Total Capital Markets				65,364,486
	Commercial Banks - 5.8%
51,240	Banco Santander Finance	10.500%		BB	1,413,712
150,000	Barclays Bank PLC	8.125%		BBB	3,859,500
80,000	City National Corporation, Series C	5.500%		Baa2	2,000,000
42,800	Cobank Agricultural Credit Bank, (3)	11.000%		A-	2,378,075
146,500	First Naigara Finance Group	8.625%		BB+	4,356,910
417,415	HSBC Holdings PLC	8.000%		BBB+	12,034,074
102,700	HSBC Holdings PLC	6.200%		BBB+	2,606,526
100,000	HSBC USA Inc.	4.500%		BBB+	2,524,000
74,000	HSBC USA Inc.	2.858%		BBB+	3,742,180
1,214,400	PNC Financial Services	6.125%		BBB	34,853,278
	Total Commercial Banks				69,768,255
	Consumer Finance - 0.1%
40,100	HSBC USA Inc., Series H	6.500%		BBB+	1,031,773
	Diversified Financial Services - 5.6%
107,900	Aspen Insurance Holdings Limited, WI/DD	5.950%		BBB-	2,794,610
139,900	Citigroup Capital Trust XI	6.000%		BB	3,543,667
271,589	Citigroup Capital XIII	7.875%		BB+	7,669,673
40,000	Citigroup Capital XVI	6.450%		BB+	1,017,200
322,100	General Electric Capital Corporation	4.875%		AA+	8,248,981
110,000	General Electric Capital Corporation	4.875%		AA+	2,820,400
768,094	ING Groep N.V.	7.200%		BBB-	19,670,887
731,274	ING Groep N.V.	7.050%		BBB-	18,727,927
80,000	JP Morgan Chase & Company	5.500%		BBB	2,032,800
17,319	JP Morgan Chase Capital Trust XI	5.875%		BBB	436,785
	Total Diversified Financial Services				66,962,930
	Diversified Telecommunication Services - 1.6%
184,004	Qwest Corporation	7.500%		BBB-	5,038,030
96,790	Qwest Corporation	7.375%		BBB-	2,634,624
383,205	Qwest Corporation	7.000%		BBB-	10,400,184
26,600	Qwest Corporation	7.000%		BBB-	722,988
	Total Diversified Telecommunication Services				18,795,826
	Electric Utilities - 2.0%
135,400	Alabama Power Company, (3)	6.450%		A-	3,905,451
72,419	Duke Energy Capital Trust II	5.125%		BBB-	1,847,409
59,650	Entergy Louisiana LLC	5.875%		A-	1,610,550
25,000	Entergy Louisiana LLC	5.250%		A-	652,250
43,776	Entergy Texas Inc.	7.875%		A-	1,186,330
145,100	Interstate Power and Light Company	5.100%		BBB	3,704,403
73,246	NextEra Energy Inc.	5.700%		BBB	1,946,879
337,619	NextEra Energy Inc.	5.125%		BBB	8,541,761
19,500	NextEra Energy Inc.	5.000%		BBB	483,405
	Total Electric Utilities				23,878,438
	Food Products - 0.5%
53,400	Dairy Farmers of America Inc., 144A, (3)	7.875%		BBB-	5,884,013
	Insurance - 13.9%
5,800	Aegon N.V.	6.875%		Baa1	147,958
1,717,889	Aegon N.V.	6.375%		Baa1	45,816,098
355,607	Aflac Inc.	5.500%		Baa1	9,494,707
617,913	Allianz SE, (3)	8.375%		A+	15,621,644
393,000	Allstate Corporation	5.100%		Baa1	10,453,800
261,725	Arch Capital Group Limited	6.750%		BBB	7,223,610
74,981	Aspen Insurance Holdings Limited	7.250%		BBB-	2,045,482
354,550	Axis Capital Holdings Limited	6.875%		BBB	9,835,217
409,482	Delphi Financial Group, Inc., (3)	7.376%		BB+	9,968,348
302,930	EverestRe Capital Trust II	6.200%		BBB+	7,639,895
4,000	Protective Life Corporation	6.250%		BBB	105,120
190,568	Prudential Financial Inc.	9.000%		BBB+	4,867,107
317,875	Prudential PLC	6.750%		A-	8,182,103
280,000	Reinsurance Group of America Inc.	6.200%		BBB	7,742,000
260,920	RenaissanceRe Holdings Limited, Series D	6.600%		BBB+	6,692,598
125,600	Torchmark Corporation	5.875%		BBB+	3,366,080
677,949	W.R. Berkley Corporation, Capital Trust II	6.750%		BBB-	17,016,520
	Total Insurance				166,218,287
	Machinery - 0.9%
398,000	Stanley, Black and Decker Inc.	5.750%		BBB+	10,574,860
	Media - 0.0%
9,000	Comcast Corporation	5.000%		A-	231,480
	Multi-Utilities - 3.2%
540,291	Dominion Resources Inc.	8.375%		BBB	14,668,901
112,600	DTE Energy Company	5.250%		Baa2	2,905,080
148,032	Scana Corporation	7.700%		BBB-	4,035,352
679,237	Xcel Energy Inc.	7.600%		BBB	17,184,696
	Total Multi-Utilities				38,794,029
	Real Estate Investment Trust - 9.7%
5,000	Alexandria Real Estate Equities Inc., Series B	6.450%		Baa3	132,900
73,822	CommomWealth REIT	5.750%		BBB-	1,840,382
100,000	DDR Corporation	6.250%		Ba1	2,483,000
12,800	Digital Realty Trust Inc.	7.000%		Baa3	347,392
162,885	Duke Realty Corporation, Series L	6.600%		Baa3	4,145,423
58,372	Kimco Realty Corporation, Series H	6.900%		Baa2	1,580,714
4,600	Kimco Realty Corporation, Series I	6.000%		Baa2	123,188
253,032	Kimco Realty Corporation, Series K	5.625%		Baa2	6,523,165
131,572	National Retail Properties Inc.	6.625%		Baa3	3,573,496
82,301	Prologis Inc., Series Q, (3)	8.540%		Baa3	5,321,278
152,633	PS Business Parks, Inc.	6.450%		Baa2	4,079,880
450,182	PS Business Parks, Inc.	6.000%		Baa2	11,772,259
6,400	Public Storage, Inc.	6.500%		A	176,256
203,125	Public Storage, Inc.	5.750%		A	5,271,094
10,000	Public Storage, Inc.	5.625%		A	259,700
129,953	Public Storage, Inc.	5.200%		A3	3,283,912
95,600	Public Storage, Inc.	5.200%		A	2,421,548
328,785	Realty Income Corporation	6.750%		Baa2	8,466,214
65,100	Realty Income Corporation	6.625%		Baa2	1,774,626
146,600	Regency Centers Corporation	6.625%		Baa3	3,937,676
1,079,521	Vornado Realty LP	7.875%		BBB	29,492,514
464,390	Wachovia Preferred Funding Corporation	7.250%		BBB+	12,970,413
209,529	Weingarten Realty Trust	6.500%		Baa3	5,292,703
	Total Real Estate Investment Trust				115,269,733
	U.S. Agency - 0.4%
82,000	Cobank Agricultural Credit Bank, 144A, (3)	11.000%		A-	4,533,067
	Wireless Telecommunication Services - 0.2%
9,050	Telephone and Data Systems Inc.	7.000%		Baa2	243,898
70,501	Telephone and Data Systems Inc.	6.875%		Baa2	1,878,852
4,300	Telephone and Data Systems Inc.	0.000%		Baa2	110,295
	Total Wireless Telecommunication Services				2,233,045
	Total $25 Par (or similar) Retail Structures (cost $543,602,869)				589,540,222

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Convertible Bonds - 3.3% (2.4% of Total Investments)
	Insurance - 3.3%
$ 37,270	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB+	$ 39,552,787
$ 37,270	Total Convertible Bonds (cost $36,072,046)				39,552,787

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Corporate Bonds - 6.1% (4.4% of Total Investments)
	Capital Markets - 0.7%
$ 6,300	Credit Suisse Guernsey, Reg S	7.875%	2/24/41	BBB-	$ 6,914,250
1,700	Macquarie Bank Limited	10.250%	6/20/57	BB+	1,915,475
8,000	Total Capital Markets				8,829,725
	Commercial Banks - 1.1%
4,200	BNP Paribas, 144A	5.186%	12/29/65	BBB	4,126,500
1,000	Den Norske Bank	0.813%	2/18/35	Baa3	530,000
1,000	Den Norske Bank	0.963%	2/24/37	Baa3	530,000
10,000	Groupe BCPE	2.040%	12/30/49	BBB-	6,303,500
1,700	LBG Capital I PLC, 144A	7.875%	11/01/20	BB+	1,856,400
17,900	Total Commercial Banks				13,346,400
	Diversified Financial Services - 0.4%
4,250	Fortis Hybrid Financing	8.250%	8/27/49	BBB	4,304,825
	Electric Utilities - 1.4%
8,000	FPL Group Capital Inc.	6.650%	6/15/67	BBB	8,600,000
5,440	Scottish and Southern Energy PLC, Reg S	5.625%	4/01/63	BBB	5,699,053
2,900	WPS Resource Corporation	6.110%	12/01/16	BBB	3,074,000
16,340	Total Electric Utilities				17,373,053
	Industrial Conglomerates - 0.7%
7,500	Hutchison Whampoa International 12 Limited, 144A	6.000%	11/07/62	BBB	8,062,500
	Insurance - 1.6%
2,800	American General Institutional Capital, 144A	7.570%	12/01/45	BBB	3,520,633
1,700	Liberty Mutual Group Inc., 144A	7.697%	10/15/97	BBB	1,936,960
6,300	Mitsui Sumitomo Insurance Company Limited, 144A	7.000%	3/15/72	A-	7,372,021
5,200	Prudential PLC	11.750%	12/23/49	A-	5,943,974
16,000	Total Insurance				18,773,588
	Multi-Utilities - 0.2%
2,000	Wisconsin Energy Corporation	6.250%	5/15/67	Baa1	2,180,000
$ 71,990	Total Corporate Bonds (cost $66,909,296)				72,870,091

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 Par (or similar) Institutional Structures - 74.9% (54.0% of Total Investments)
	Capital Markets - 5.4%
800	BNY Institutional Capital, 144A, (3)	7.780%	12/01/26	A2	$ 814,000
11,000	Charles Schwab Corporation, (3)	7.000%	8/01/49	BBB+	12,669,052
3,100	Credit Suisse AG, (3)	7.875%	12/12/49	BBB	3,361,175
8,500	Credit Suisse thru Claudius Limited, (3)	8.250%	12/27/58	BBB	8,852,750
4,200	Dresdner Funding Trust I, 144A, (3)	8.151%	6/30/31	Ba3	4,410,000
1,900	Goldman Sachs Capital II, (3)	4.000%	6/01/43	BB+	1,620,700
17,931	Goldman Sachs Group, Inc., (3)	6.345%	2/15/34	Baa3	18,873,077
1,200	Macquarie PMI LLC, (3)	8.375%	N/A (5)	BB+	1,272,000
14,686	State Street Capital Trust IV, (3), (4)	1.280%	6/01/77	A3	12,391,313
	Total Capital Markets				64,264,067
	Commercial Banks - 25.1%
5,500	AB Svensk Exportkredit, 144A, (3)	6.375%	10/27/49	Aa3	5,499,957
3,522	Banco Santander Finance, (3)	7.908%	6/13/36	Ba1	3,715,710
575	Barclays Bank PLC, 144A, (3)	7.434%	12/15/17	BBB	626,750
10,230	Barclays Bank PLC, Reg S, 144A, (3)	6.860%	6/15/32	BBB	10,805,438
5,000	Barclays Bank PLC, (3)	6.278%	12/15/55	BBB	4,981,040
1,934	BPCE SA, (3)	13.000%	N/A (5)	BBB-	2,183,782
1,500	First Empire Capital Trust I, (3)	8.234%	2/01/27	BBB	1,549,319
17,095	First Union Capital Trust II, Series A, (3)	7.950%	11/15/29	BBB+	21,110,735
6,800	Fulton Capital Trust I, (3)	6.290%	2/01/36	Baa3	6,810,200
7,630	HBOS Capital Funding LP, 144A, (3)	6.071%	6/30/14	BB	6,990,988
15,250	HBOS Capital Funding LP, Notes, (3)	6.850%	3/23/49	BB	15,189,000
10,500	HSBC Bank PLC, (3)	1.000%	12/19/35	A-	6,221,250
5,500	HSBC Bank PLC, (3)	0.850%	6/11/37	A-	3,162,500
4,650	HSBC Capital Funding LP, Debt, 144A, (3)	10.176%	12/31/50	BBB+	6,742,500
8,352	HSBC Financial Capital Trust IX, (3)	5.911%	11/30/35	BBB+	8,477,280
6,000	KeyCorp Capital III, (3)	7.750%	7/15/29	BBB-	7,041,792
6,350	Lloyd’s Banking Group PLC, 144A, (3)	6.657%	5/21/49	BB	6,048,375
1,000	Lloyd’s Banking Group PLC, 144A, (3)	6.267%	11/14/49	BB	805,000
1,875	Lloyd’s Banking Group PLC, 144A, (3)	5.920%	10/01/59	BB	1,500,000
6,200	M and T Bank Corporation	5.000%	N/A (5)	BBB	6,510,000
26,000	M and T Bank Corporation, 144A, (3)	6.875%	12/29/49	BBB	27,023,256
5,600	National Australia Bank, (3)	8.000%	N/A (5)	BBB+	6,330,240
11,900	Nordea Bank AB, (3)	8.375%	3/25/15	BBB+	13,090,000
20,000	PNC Financial Services Inc., (3)	6.750%	2/01/62	BBB	22,969,860
7,600	Rabobank Nederland Utrec, 144A, (3)	5.254%	N/A (5)	A+	7,695,000
18,030	Rabobank Nederland, 144A, (3)	11.000%	12/31/59	A-	24,205,275
100	Rabobank Nederland, 144A, (3)	5.260%	N/A (5)	A-	101,050
3,400	Royal Bank of Scotland Group PLC, (3)	7.648%	N/A (5)	BB	3,570,000
800	Societe Generale, 144A, (3)	1.055%	12/31/49	BBB-	616,000
1,300	Societe Generale, 144A, (3)	5.922%	4/05/57	BBB-	1,267,500
24,144	Societe Generale, (3)	8.750%	10/07/49	BBB-	25,834,080
3,750	Sparebanken Rogaland, Notes, 144A, (3)	6.443%	5/01/49	Ba1	3,909,375
6,310	Standard Chartered PLC, 144A, (3)	6.409%	1/30/17	BBB+	6,486,680
6,450	Standard Chartered PLC, 144A, (3)	7.014%	1/30/58	BBB+	7,059,525
196	Union Planters Preferred Fund, 144A, (3)	7.750%	7/15/53	BB	22,717,625
	Total Commercial Banks				298,847,082
	Consumer Finance - 0.4%
3,900	American Express Company, (3)	6.800%	9/01/66	Baa2	4,265,625
	Diversified Financial Services - 6.6%
3,400	Bank One Capital III, (3)	8.750%	9/01/30	BBB	4,834,973
5,400	Citigroup Capital III, (3)	7.625%	12/01/36	BB+	6,318,000
6,000	Citigroup Inc., (3)	8.400%	10/30/58	BB	6,838,020
5,500	Citigroup Inc., (3)	5.950%	N/A (5)	BB	5,761,250
2,861	Countrywide Capital Trust III, Series B, (3)	8.050%	6/15/27	BB+	3,633,470
3,200	General Electric Capital Corporation, (3)	6.250%	N/A (5)	AA-	3,537,702
2,800	General Electric Capital Corporation, (3)	6.375%	11/15/67	AA-	2,984,800
24,000	General Electric Capital Corporation, (3), (4)	7.125%	12/15/62	AA-	28,095,240
14,000	JP Morgan Chase & Company, (3)	5.150%	N/A (5)	BBB	14,227,500
2,800	JP Morgan Chase Capital XXIII, (3)	1.290%	5/15/77	BBB	2,200,940
	Total Diversified Financial Services				78,431,895
	Electric Utilities - 2.0%
13,800	Electricite de France, 144A, (3)	5.250%	N/A (5)	A3	13,881,006
1,700	FPL Group Capital Inc., (3)	6.350%	10/01/66	BBB	1,804,125
7,700	PPL Capital Funding Inc., (3)	6.700%	3/30/67	BB+	8,181,250
	Total Electric Utilities				23,866,381
	Industrial Conglomerates - 0.1%
1,600	General Electric Capital Trust I, (3)	6.375%	11/15/67	AA-	1,702,000
	Insurance - 29.3%
1,200	Allstate Corporation, (3)	6.500%	5/15/67	Baa1	1,340,400
8,286	Allstate Corporation, (3)	6.125%	5/15/67	Baa1	8,887,564
11,350	AXA SA, (3)	8.600%	12/15/30	A3	14,630,763
9,450	AXA SA, 144A, (3)	6.380%	6/14/57	Baa1	9,473,625
2,000	AXA SA, Reg S, (3)	3.675%	8/06/49	A3	1,275,000
15,359	Catlin Insurance Company Limited, 144A, (3)	7.249%	7/19/57	BBB+	15,838,969
2,100	Chubb Corporation, (3)	6.375%	3/29/67	A-	2,336,250
6,500	Dai-Ichi Mutual Life, 144A, (3)	7.250%	N/A (5)	A3	7,592,650
1,200	Everest Reinsurance Holdings, Inc., (3)	6.600%	5/01/67	BBB+	1,234,500
16,700	Glen Meadows Pass Through Trust, (3)	6.505%	8/15/67	BB+	16,052,875
2,600	Great West Life & Annuity Capital I, 144A, (3)	6.625%	11/15/34	A-	2,827,500
6,600	Great West Life and Annuity Insurance Company, 144A, (3)	7.153%	5/16/46	A-	7,012,500
10,481	Liberty Mutual Group, 144A, (3)	7.800%	3/07/87	Baa3	12,315,175
7,800	Liberty Mutual Group, 144A, (3)	7.000%	3/15/37	Baa3	8,053,500
7,076	Lincoln National Corporation, (3)	7.000%	5/17/66	BBB	7,270,590
2,500	Lincoln National Corporation, (3)	6.050%	4/20/67	BBB	2,531,250
16,600	MetLife Capital Trust IV, 144A, (3)	7.875%	12/15/67	BBB	20,833,000
1,400	MetLife Capital Trust X, 144A, (3)	9.250%	4/08/68	BBB	1,960,000
23,754	National Financial Services Inc., (3)	6.750%	5/15/67	Baa2	25,327,703
14,200	Oil Insurance Limited, 144A, (3)	3.443%	12/30/56	Baa1	12,882,268
3,750	Provident Financing Trust I, (3)	7.405%	3/15/38	Baa3	4,110,769
30,400	Prudential Financial Inc., (3)	5.625%	6/15/43	BBB+	31,920,000
6,400	Prudential Financial Inc., (3)	5.875%	9/15/42	BBB+	6,915,968
5,600	Prudential Financial Inc., (3)	8.875%	6/15/68	BBB+	6,972,000
14,250	Prudential PLC, (3)	6.500%	9/23/53	A-	14,327,691
8,085	QBE Capital Funding Trust II, 144A, (3)	6.797%	12/01/57	BBB+	8,021,678
700	QBE Insurance Group Limited, 144A, (3)	5.647%	7/01/23	BBB+	699,425
4,704	Reinsurance Group of America Inc., (3)	6.750%	12/15/65	BBB-	4,786,320
20,000	Sompo Japan Insurance, (3)	5.325%	3/28/73	A-	20,775,000
13,400	Swiss Re Capital I, 144A, (3)	6.854%	5/25/16	A	14,338,000
2,600	White Mountain Re Group Limited, 144A, (3)	7.506%	6/30/57	BB+	2,752,012
27,650	XL Capital Ltd., (3)	6.500%	10/15/57	BBB-	27,166,125
3,600	ZFS FINANCE USA TRUST II, 144A, (3)	6.450%	12/15/65	A	3,888,000
21,257	ZFS Finance USA Trust V, 144A, (3)	6.500%	5/09/67	A	22,744,990
	Total Insurance				349,094,060
	Multi-Utilities - 0.6%
6,400	Dominion Resources Inc., (3)	7.500%	6/30/66	BBB	7,112,000
	Road & Rail - 1.1%
11,400	Burlington Northern Santa Fe Funding Trust I, (3)	6.613%	12/15/55	BBB	13,053,000
	Specialty Retail - 0.1%
1,400	Swiss Re Capital I, (3)	6.854%	N/A (5)	A	1,498,000
	Thrifts & Mortgage Finance - 0.0%
500	Onbank Capital Trust I, (3)	9.250%	2/01/27	BBB	507,250
	U.S. Agency - 0.4%
2,800	AgFirst Farm Credit Bank, 144A, (3)	7.300%	12/15/53	A-	2,800,235
2	Farm Credit Bank of Texas, (3)	10.000%	12/15/60	A3	2,142,531
	Total U.S. Agency				4,942,766
	Wireless Telecommunication Services - 3.8%
36	Centaur Funding Corporation, Series B, 144A, (3)	9.080%	4/21/20	BBB	45,828,418
	Total $1,000 Par (or similar) Institutional Structures (cost $799,470,269)				893,412,544

Shares	Description (1)				Value
	Investment Companies - 1.6% (1.1% of Total Investments)
672,285	Blackrock Credit Allocation Income Trust IV				$ 9,694,349
446,294	John Hancock Preferred Income Fund III				8,948,195
	Total Investment Companies (cost $24,061,959)				18,642,544

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments - 2.2% (1.6% of Total Investments)
$ 26,202	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/13, repurchase price $26,202,186, collateralized by $25,685,000 U.S. Treasury Notes, 1.500%, due 7/31/16, value $26,730,868	0.010%	5/01/13		$ 26,202,179
	Total Short-Term Investments (cost $26,202,179)				26,202,179
	Total Investments (cost $1,509,167,339) - 138.7%				1,654,065,427
	Borrowings - (38.9)% (6), (7)				(464,000,000)
	Other Assets Less Liabilities - 0.2% (8)				2,452,796
	Net Assets Applicable to Common Shares - 100%				$1,192,518,223

Investments in Derivatives as of April 30, 2013

Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (9)	Date	(Depreciation) (8)
JPMorgan	$ 77,200,000	Receive	1-Month USD-LIBOR	1.193%	Monthly	3/21/11	3/21/14	$ (701,121)
JPMorgan	134,344,000	Receive	1-Month USD-LIBOR	1.255	Monthly	12/01/14	12/01/18	(412,445)
JPMorgan	134,344,000	Receive	1-Month USD-LIBOR	1.673	Monthly	12/01/14	12/01/20	(67,038)
Morgan Stanley	77,200,000	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/11	3/21/16	(3,848,156)
								$ (5,028,760)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$13,845,060	$—	$—	$13,845,060
$25 Par (or similar) Retail Structures	541,928,346	47,611,876	—	589,540,222
Convertible Bonds	—	39,552,787	—	39,552,787
Corporate Bonds	—	72,870,091	—	72,870,091
$1,000 Par (or similar) Institutional Structures	6,510,000	886,902,544	—	893,412,544
Investment Companies	18,642,544	—	—	18,642,544
Short-Term Investments:
Repurchase Agreements	—	26,202,179	—	26,202,179
Derivatives:
Swaps*	—	(5,028,760)	—	(5,028,760)
Total	$580,925,950	$1,068,110,717	$—	$1,649,036,667

* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30,2013, the cost of investments (excluding investments in derivatives) was $1,505,484,925.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2013, were as follows:

Gross unrealized:
Appreciation				$153,163,134
Depreciation				(4,582,632)

Net unrealized appreciation (depreciation) of investments				$148,580,502

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Structures and $1,000 Par (or similar) Institutional Structures classified as Level 2.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Perpetual security. Maturity date is not applicable.

(6)	Borrowings as a percentage of Total Investments is 28.1%.

(7)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $949,487,419 have been pledged as collateral for Borrowings.

(8)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(9)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each swap contract.

N/A	Not applicable.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

PPLUS	PreferredPlus Trust.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Quality Preferred Income Fund 2

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 28, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 28, 2013